                         HARTFORD LIFE INSURANCE COMPANY
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                        STAG VARIABLE LIFE LAST SURVIVOR

 SUPPLEMENT DATED APRIL 1, 1998 TO THE VARIABLE LIFE INSURANCE WITH RESPECT TO
                                      THE
         STAG VARIABLE LIFE LAST SURVIVOR PROSPECTUS DATED MAY 1, 1997

    Effective April 1, 1998, the following section should be added after the illustrations accompanying the section entitled "Appendix A -- Illustrations of Death Benefits, Account Values and Cash Surrender Values:"

                                   APPENDIX B
                             NEW YORK POLICY OWNERS

    The Supplemental Face Amount is not available to an individual who purchases the Policy in New York ("New York Policy Owner"). The Face Amount for a New York Policy Owner will equal the initial Face Amount. Thereafter, a New York Policy Owner may increase or decrease the Face Amount, as specified in the Policy.

    The following changes to the Prospectus are applicable to New York Policy Owners. However, a New York Policy Owners should read the entire Prospectus for a full understanding of the Policy and the benefits it provides.

SECTION ENTITLED "FRONT-END SALES LOAD"

    For New York Policy Owners, the front-end sales load will be calculated as if 100% of premiums had been allocated to the Basic Face Amount. While the current and maximum front-end sales load for premiums will be calculated as stated in the Prospectus, after Policy Year 20, the current and maximum front-end sales load for New York Policy Owner is 0%. (See second paragraph of the section entitled "Front-End Sales Load"). The section entitled "Examples of Front-End Sales Loads/Impact of Refund of Load," applies to New York Policy Owners and provides an example of the actual front-end sales load and the impact of the load refund.

SECTION ENTITLED "TRANSFERS OF ACCOUNT VALUE"

    New York Policy Owners may make one transfer per calendar month free of charge. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.

SECTION ENTITLED "DEATH BENEFIT," SUBSECTION ENTITLED "DEATH BENEFIT GUARANTEE"

    The Death Benefit guarantee will be in effect for New York Policy Owners if:

a)  the Death Benefit guarantee period has not expired;

b) on each Monthly Activity Date, the cumulative premiums paid into the Policy, less withdrawals from the Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium.

    The Death Benefit guarantee period will expire at the end of the first 5 Policy Years. Under the section entitled, "Lapse and Reinstatement," subsection entitled "Death Benefit Guarantee Default and Grace Period," the last survivor life expectancy guarantee period is not available to New York Policy Owners.

SECTION ENTITLED "DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE"

    Discounts to the Cost of Insurance Charge are not available to New York Policy Owners.

    The current monthly administrative fee is the sum of $7.50 per month, plus $
0.01 per month per $1000 of Face Amount at issue, paid in Policy Years 1 through
10. The charge is guaranteed never to exceed the sum of $10 per month plus $0.03 per month per $1000 of Face Amount at issue. The issue charge is the sum of $20 per month for the first five Policy Years plus $0.05 per $1000 of Face Amount at Issue Date or unscheduled Face Amount increase per month for the first 5 years from the Issue Date or increase.

    Additionally, the current and the guaranteed maximum mortality and expense risk rate for the first ten Policy Years is 0.80%. For Policy Years eleven through twenty, the current and guaranteed maximum rate is 0.50% and is reduced to 0.25% after Policy Year 20.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    For New York Policy Owners, the following illustrations replace the illustrations in Appendix A of the Prospectus:

                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The tables in Appendix A illustrate the way in which a Policy operates. The illustrations show how the Death Benefit and Account Value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) A male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Face Amount and a premium of $15,500 paid in all years; and (b) a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Face Amount and a premium of $27,000 paid in all years.

    The Death Benefit and Account Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The illustrations reflect the deductions of guaranteed Policy charges for a single gross interest rate. The amounts shown for the Death Benefit and Account Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.

    In addition, the Death Benefit and Account Values as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in these illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.

    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, and 12%, respectively, to cover any tax charges. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes."

    The "Premiums Accumulated at 5% Interest Per Year" column of each illustration shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

HARTFORD LIFE INSURANCE COMPANY                                                3
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                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM

        ASSUMING THE HYPOTHETICAL GROSS ANNUAL INVESTEMENT RETURNS SHOWN
                            AND GUARANTEED CHARGES*

            PREMIUMS         12% (11.30% NET)         6% (5.30% NET)         0% (-0.70% NET)
END OF    ACCUMULATED     -----------------------  ---------------------  ---------------------
POLICY   AT 5% INTEREST     ACCOUNT       DEATH     ACCOUNT      DEATH     ACCOUNT      DEATH
 YEAR       PER YEAR         VALUE       BENEFIT     VALUE      BENEFIT     VALUE      BENEFIT
------   --------------   -----------   ---------  ---------   ---------  ---------   ---------
   1          16,275          6,398**   1,000,000    6,018**   1,000,000    5,640**   1,000,000
   2          33,364         19,366**   1,000,000   17,889**   1,000,000   16,459**   1,000,000
   3          51,307         33,580     1,000,000   30,187     1,000,000   27,018     1,000,000
   4          70,147         49,148     1,000,000   42,911     1,000,000   37,298     1,000,000
   5          89,930         66,186     1,000,000   56,053     1,000,000   47,280     1,000,000
   6         110,701         86,566     1,000,000   71,277     1,000,000   58,536     1,000,000
   7         132,511        108,864     1,000,000   86,974     1,000,000   69,418     1,000,000
   8         155,412        133,254     1,000,000  103,134     1,000,000   79,898     1,000,000
   9         179,457        159,925     1,000,000  119,740     1,000,000   89,940     1,000,000
  10         204,705        189,081     1,000,000  136,768     1,000,000   99,499     1,000,000
  11         231,215        222,992     1,000,000  155,956     1,000,000  110,083     1,000,000
  12         259,051        260,192     1,000,000  175,635     1,000,000  120,078     1,000,000
  13         288,279        301,000     1,000,000  195,753     1,000,000  129,400     1,000,000
  14         318,968        345,773     1,000,000  216,246     1,000,000  137,942     1,000,000
  15         351,191        394,930     1,000,000  237,040     1,000,000  145,590     1,000,000
  16         385,026        448,957     1,000,000  258,052     1,000,000  152,208     1,000,000
  17         420,552        508,438     1,000,000  279,199     1,000,000  157,655     1,000,000
  18         457,855        574,073     1,000,000  300,387     1,000,000  161,766     1,000,000
  19         497,022        646,709     1,000,000  321,518     1,000,000  164,359     1,000,000
  20         538,148        727,376     1,000,000  342,477     1,000,000  165,212     1,000,000
  25         724,270      1,308,124     1,399,693  446,496     1,000,000  134,624     1,000,000
  30       1,014,302      2,278,556     2,392,483  517,668     1,000,000       --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE ACCOUNT VALUES SHOWN. THE REFUND WOULD
      BE $3,100.00 IN POLICY YEAR ONE AND $3,691.28 IN POLICY YEAR TWO.

      THE DEATH BENEFIT MAY AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED THE RATE SHOWN OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED THE RATE SHOWN, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                            $27,000 PLANNED PREMIUM

        ASSUMING THE HYPOTHETICAL GROSS ANNUAL INVESTEMENT RETURNS SHOWN
                            AND GUARANTEED CHARGES*

            PREMIUMS         12% (11.30% NET)         6% (5.30% NET)         0% (-0.70% NET)
END OF    ACCUMULATED     -----------------------  ---------------------  ---------------------
POLICY   AT 5% INTEREST     ACCOUNT       DEATH     ACCOUNT      DEATH     ACCOUNT      DEATH
 YEAR       PER YEAR         VALUE       BENEFIT     VALUE      BENEFIT     VALUE      BENEFIT
------   --------------   -----------   ---------  ---------   ---------  ---------   ---------
   1          28,350         12,716**   1,000,000   11,989**   1,000,000   11,263**   1,000,000
   2          58,118         35,880**   1,000,000   33,125**   1,000,000   30,459**   1,000,000
   3          89,373         60,575     1,000,000   54,342     1,000,000   48,528     1,000,000
   4         122,192         86,829     1,000,000   75,506     1,000,000   65,343     1,000,000
   5         156,652        114,666     1,000,000   96,459     1,000,000   80,757     1,000,000
   6         192,834        146,388     1,000,000  119,199     1,000,000   96,675     1,000,000
   7         230,826        179,911     1,000,000  141,368     1,000,000  110,726     1,000,000
   8         270,717        215,184     1,000,000  162,626     1,000,000  122,573     1,000,000
   9         312,603        252,142     1,000,000  182,555     1,000,000  131,802     1,000,000
  10         356,583        290,746     1,000,000  200,693     1,000,000  137,945     1,000,000
  11         402,762        334,367     1,000,000  219,411     1,000,000  143,007     1,000,000
  12         451,251        380,403     1,000,000  235,583     1,000,000  143,967     1,000,000
  13         502,163        429,263     1,000,000  248,683     1,000,000  140,228     1,000,000
  14         555,621        481,540     1,000,000  258,090     1,000,000  131,068     1,000,000
  15         611,752        538,032     1,000,000  262,988     1,000,000  115,526     1,000,000
  16         670,690        599,809     1,000,000  262,259     1,000,000   92,271     1,000,000
  17         732,574        668,371     1,000,000  254,383     1,000,000   59,489     1,000,000
  18         797,553        745,875     1,000,000  237,294     1,000,000   14,716     1,000,000
  19         865,781        835,524     1,000,000  208,292     1,000,000       --            --
  20         937,420        942,043     1,000,000  163,852     1,000,000       --            --
  25       1,261,632      1,703,654     1,788,837       --            --       --            --
  30       1,766,849      2,950,020     2,979,520       --            --       --            --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE ACCOUNT VALUES SHOWN. THE REFUND WOULD
      BE $4,673.31 IN POLICY YEAR ONE AND $4089.59 IN POLICY YEAR TWO.

      THE DEATH BENEFIT MAY AND THE ACCOUNT VALUES WILL DIFFER IF PREMIUMS ARE
      PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED THE RATE SHOWN OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNT AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED THE RATE SHOWN, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2238